Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of Trade and Other Payables

	December 31, 2021	December 31, 2020
Trade payables and accrued expenses	611,546	327,619
Personnel accrued expenses	224,935	119,334
Dividend payable	24,881	21,285
	861,362	468,238